INCOME TAXES - Disclosure of Unrecognized Temporary Differences and Tax Losses (Details) - CAD ($)	May 31, 2025	May 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	$ 0	$ 0
Tax loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	25,435,000	15,824,000
Property and equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	(337,000)	(1,374,000)
Other temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	(11,000)	(11,000)
Finance costs and financing allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	1,162,000	193,000
Valuation allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	$ (26,249,000)	$ (14,632,000)